Share Capital and Share-Based Payments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Apr. 06, 2026
Statement [Line Items]
Common shares repurchased and cancelled	784,771
Cost of repurchase shares	$ 4,629
Maximum shares authorized under NCIB				8,428,566
Common shares issued	3,099,435		16,504,560
Cash commission on gross proceeds	$ 706		$ 2,118
Gross proceeds	25,656		77,024
Net proceeds from issuance of shares	$ 24,950		$ 74,906
Cash commission	2.75%		2.75%
Shares issuance cost	$ 212		$ 690
Amount recorded as share capital	4,815		4,768
Cash proceeds	3,099		2,617
Fair value of stock options granted, share-based payments	$ 1,678		$ 1,781
Restricted share units	209,805		1,547,715
Weighted average fair value per share	$ 9.41
Share Capital [Member]
Statement [Line Items]
Common shares issued	3,302,904		3,930,490
Fair value upon issuance of shares	$ 1,730		$ 2,151
Stock option exercise	3,317,000		4,251,000
Shares forfeited for net exercise	14,096		320,510
Restricted Share Units [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,691,983		1,308,296
Share-based Payments for fair value	$ 1,499	$ 1,384
Common shares issued carrying value of RSUs exercised	$ 1,347		$ 1,008